Term Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Deposit Asset [Abstract]
Schedule of term deposits

	As of
	December 31, 2019	December 31, 2018
Short term deposits in banks	62,418	—
Term Deposits	62,418	—